Debt (Tables)	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Summary of Major Components of Debt

The following table summarizes the major components of debt at each balance sheet date and provides the maturities and interest rate ranges of each major category of debt:

	September 30, 2015	December 31, 2014
Revolving line of credit with lenders ("Revolver"), interest at applicable rate plus margin, as defined due quarterly; balance due at maturity in October 2017	$—	$
Note payable; discounted at 7.3%, annual payments varied; balance due 2029	3.9		3.8
Note payable; discounted at 8.5%, annual payments of $0.2; balance due February 2018; collateralized by real property	—		0.6
Term loans ("Term Loan B"); quarterly payments of $4.5 commencing March 31, 2013 through June 30, 2019 with final payment due October 9, 2019; interest at LIBOR floor of 0.75% plus an applicable margin of 300 basis points at June 30, 2015 and December 31, 2014	1,685.5		1,749.0
Senior notes payable; interest at 8.25% payable in arrears semi-annually commencing April 1, 2013; maturing on October 1, 2020	550.0		550.0
Capital lease obligations, maturing through 2024	26.5		23.3
Other debt	13.1		0.5

	2,279.0		2,327.2
Less: Original issue discount	(21.3)		(23.7)
Less: Current portion	(12.5)		(25.3)

	$2,245.2		$2,278.2